Average Annual Total Returns - Class D Shares - Janus Henderson Large Cap Value Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	26.38%	7.48%	9.82%	11.01%	Dec. 31, 2008	25.23%	5.04%	7.85%	9.18%	Dec. 31, 2008	16.43%	[1]	5.47%	[1]	7.65%	[1]	8.78%	[1]	Dec. 31, 2008	[1]	26.54%	8.29%	11.80%	12.49%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.